Income tax expense (Tables)	6 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of component of income tax expense

The major components of income tax expense recognized in profit or loss for the periods ended December 31, 2025 and 2024 were:

	July 1, 2025 to	July 1, 2025 to	July 1, 2024 to
	December 31, 2025	December 31, 2025	December 31, 2024
	US$	S$	S$

Current income tax
- Current year	202,923	260,939	(388)
- Deferred tax credit	(66,144)	(85,055)	-
Income tax expense recognized in profit or loss	136,779	175,884	(388)

Schedule of reconciliation between tax expense and corporate tax rate

A reconciliation between tax expense and the product of accounting profit multiplied by the applicable corporate tax rate for the financial periods ended December 31, 2025 and 2024 were as follows:

	July 1, 2025 to December 31, 2025	July 1, 2025 to December 31, 2025	July 1, 2024 to December 31, 2024
	US$	S$	S$

Profit/(loss) before tax	261,561	336,342	(90,311)

Income tax using the statutory tax rate of 17% -2024: 17%	44,465	57,178	(15,353)
Effects of:
- Tax effect of items not separately disclosed	92,314	118,706	14,965
Income tax expense	136,779	175,884	(388)